Equity	6 Months Ended
Jun. 30, 2026
Disclosure Equity Abstract
Equity

25. Equity

a) Share capital

As of June 30, 2026, the share capital was US$61,714 corresponding to 4,439,159,764 shares issued and fully paid without par value. The Board of Directors may, regardless of changes to by-laws, approve the issue and cancellation of common shares, including the capitalization of profits and reserves to the extent authorized.

	June 30, 2026
Shareholders	Common shares	Golden shares	Total
Previ (i)	301,831,097	–	301,831,097
Mitsui&co (i)	286,347,055	–	286,347,055
Blackrock, Inc (ii)	316,463,060	–	316,463,060
Capital World Investors (iii)	227,690,911	–	227,690,911
Total shareholders with more than 5% of capital	1,132,332,123	–	1,132,332,123
Free floating	3,123,430,660	–	3,123,430,660
Golden shares (iv)	–	12	12
Total outstanding (without shares in treasury)	4,255,762,783	12	4,255,762,795
Shares in treasury	183,396,969	–	183,396,969
Total capital	4,439,159,752	12	4,439,159,764

(i) Number of shares owned by shareholders, as per statement provided by the custodian, based on shares listed at B3.

(ii) Number of shares as reported in BlackRock, Inc.’s Schedule 13G/A, filed with the SEC.

(iii) Number of shares as reported on January 8, 2026 by the shareholder itself through the Declaration of Acquisition of Relevant Shareholding sent to Vale and disclosed to the Market in the Press Release of January 12, 2026.

(iv) Number of special class preferred shares ("golden shares") held by the Brazilian Federal Government, which grants it limited veto power over certain Company resolutions, as well as the right to elect and dismiss one member to the Fiscal Council.

In April, 2026, the proposal for a capital increase was submitted for deliberation and approved at the General Shareholders' Meeting, in the amount of US$100 (R$500 million), through the capitalization of the tax incentive reserve.

b) Cancellation of treasury shares

During the six-month period ended June 30, 2026, the Board of Directors approved cancellations of common shares issued by Vale S.A., acquired and held in treasury, without reducing the amount of its share capital or equity. During the six-month period ended June 30, 2025, there were no share cancellations.

	Number of canceled shares	Carrying amount
Cancellation approved on March 12, 2026	99,847,816	1,388
Six-month period ended June 30, 2026	99,847,816	1,388

c) Share buyback program

In July, 2026 (subsequent event), the Board of Directors approved a share buyback program, limited to a maximum of 100,000,000 common shares or their respective ADRs, for a period of up to 18 months, starting from the termination of the previously existing program, scheduled to end in August 2026, detailed below:

	Total of shares repurchased		Effect on cash flows
Six-month period ended June 30,	2026	2025	2026	2025
Shares buyback program up to 120,000,000 shares (i)
Acquired by Parent Company	13,751,600	–	214	–
Shares buyback program	13,751,600	–	214	–

(i) In February 19, 2025, the Board of Directors approved the common shares buyback program, limited to a maximum of 120,000,000 common shares or their respective ADRs, with a term of 18 months.

d) Remuneration approved

The Vale S.A.'s By-laws determines as its minimum mandatory remuneration to Vale shareholders an amount equal to 25% of the net income, after appropriations to legal and tax incentive reserves. The remuneration approved as interest on capital (“JCP”) is gross up with the income tax applicable to Vale’s shareholders. The remuneration to Vale’s shareholders was based on the following resolutions:

	Approval date	Payment date	Remuneration per share (US$)	Total amount approved
Dividends related to fiscal year 2024	2/19/2025	3/14/2025	0.347	1,596
				1,596
Dividends and interest on capital (JCP) related to fiscal year 2025	11/27/2025	3/4/2026	0.440	1,879
Dividends related to fiscal year 2025	11/27/2025	1/7/2026	0.234	1,000
				2,879

In July, 2026 (subsequent event), the Board of Directors approved JCP and Dividends to its shareholders in the total amount of US$1,314 (R$6,676 million) and US$387 (R$1,966), respectively, which will be paid in September, 2026 as an anticipation of the remuneration for the year ending on December 31, 2026.

d.i) Dividends reconciliation

Total
December 31, 2025	2,651
Translation adjustment	118
Payments, net of withholding taxes	(2,745)
Prescribed remuneration	(3)
June 30, 2026	21